Available-for-Sale Debt Securities	12 Months Ended
Dec. 31, 2025
Available-for-Sale Debt Securities [Abstract]
Available-for-Sale Debt Securities

Note 6—Available-for-Sale Debt Securities

The following table presents the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

December 31, 2025	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1) (2)	$281,868,801	$15,394	$—	$281,884,195

(1)
Contractual maturities are one year or less.
(2)
No debt securities were in an unrealized loss position.

The Company did not have any sales of its available-for-sale debt securities during the year ended December 31, 2025.

The Company did not hold any available-for-sale debt securities as of December 31, 2024.